Derivative financial instruments and hedging activities - Disclosure of detailed information about hedging instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Nov. 01, 2019	Oct. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	$ 23,732,226		$ 20,629,076
IBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	44,320	$ 28,897
IBOR [member] | Interest rate contracts [member] | USD LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	40,676	26,709
IBOR [member] | Interest rate contracts [member] | GBP LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	591	618
IBOR [member] | Non-derivative instruments [member] | USD LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	2,362	888
IBOR [member] | Non-derivative instruments [member] | GBP LIBOR [member]
Disclosure of detailed information about hedging instruments [line items]
Notional/Principal amount	$ 691	$ 682